Business Combinations And Other Acquisitions (Business Acquisition, Pro Forma Information) (Details) (Elk Horn Coal Company [Member}, USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2011
Business Acquisition [Line Items]
Revenues	$ 367,221
Net Income	38,071
Net income per limited partner unit, diluted	$ 1.43
Pro Forma [Member]
Business Acquisition [Line Items]
Revenues	376,698
Net Income	41,200
Net income per limited partner unit, diluted	$ 1.46
Pro Forma Adjustments [Member]
Business Acquisition [Line Items]
Revenues	9,477
Net Income	$ 3,129
Net income per limited partner unit, diluted	$ 0.03